Cover Page Document	Jan. 05, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 05, 2021
Entity File Number	001-37803
Entity Registrant Name	Southern Power Company
Entity Tax Identification Number	58-2598670
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	30 Ivan Allen Jr. Boulevard, N.W.
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30308
City Area Code	404
Local Phone Number	506-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001160661
Amendment Flag	false
Series 2016A 1.000% Senior Notes Due 2022 [Member]
Document Information [Line Items]
Title of 12(b) Security	Series 2016A 1.000% Senior Notes due 2022
Trading Symbol	SO/22B
Security Exchange Name	NYSE
Series 2016B 1.850% Senior Notes Due 2026 [Member]
Document Information [Line Items]
Title of 12(b) Security	Series 2016B 1.850% Senior Notes due 2026
Trading Symbol	SO/26A
Security Exchange Name	NYSE